Schedule of Construction-in-Progress (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 4,608,778	$ 6,729,673
Construction in Progress [Member] | 200L Commercial Facility [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross		4,148,113
Construction in Progress [Member] | 200L Commercial Facility Equipment [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross		486,381
Construction in Progress [Member] | New Animal Barn [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross		1,551,167
Construction in Progress [Member] | New Office Space [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	11,183	477,907
Construction in Progress [Member] | Laboratory Space [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	2,506,482
Construction in Progress [Member] | Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	246,801
Construction in Progress [Member] | IT Equipment for New Office Space [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	212,209
Construction in Progress [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	137,811
Construction in Progress [Member] | Bioreactors [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	1,280,728
Construction in Progress [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 213,564	$ 66,105